AMERICAN SKANDIA TRUST

Supplement dated December 29, 2006 to the Statement of Additional Information dated May 1, 2006

This supplement sets forth changes to the Statement of Additional Information, dated May 1, 2006 (SAI), of American Skandia Trust (AST). All of the AST Portfolios discussed in this supplement may not be available under your variable contract.  For more information about the AST Portfolios available under your contract, please refer to your contract prospectus.  The following should be read in conjunction with the SAI and should be retained for future reference. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the SAI.

I. Subadvisory Fee Rates

A. Effective on or about January 1, 2007, the information relating to Neuberger Berman Management Inc. (Neuberger Berman) in the table entitled “Portfolio Subadvisers & Fee Rates” appearing in the section of the SAI entitled “Management & Advisory Arrangements—Subadvisers” and the accompanying footnotes are hereby deleted and replaced with the following information.

Portfolio	Subadviser	Fee
AST Neuberger Berman Mid-Cap Growth Portfolio	Neuberger Berman	Voluntary Waiver: 0.40% of average daily net assets to $1 billion and 0.35% of average daily net assets over $1 billion*
AST Neuberger Berman Mid-Cap Value Portfolio	Neuberger Berman	Voluntary Waiver: 0.40% of average daily net assets to $1 billion and 0.35% of average daily net assets over $1 billion**
AST Small-Cap Growth Portfolio	Neuberger Berman	0.50% of average daily net assets to $100 million; 0.45% of average daily net assets from $100 million to $300 million; and 0.40% of average daily net assets over $300 million***

* For purposes of calculating the fee payable to Neuberger Berman under this voluntary fee waiver arrangement, the assets managed by Neuberger Berman in the AST Neuberger Berman Mid-Cap Growth Portfolio will be aggregated with the assets managed by Neuberger Berman in the AST Neuberger Berman Mid-Cap Value Portfolio. This voluntary fee waiver arrangement may be terminated by Neuberger Berman at any time. The contractual subadvisory fee rate for Neuberger Berman for the AST Neuberger Berman Mid-Cap Growth Portfolio is 0.45% of such Portfolio’s average daily net assets to $100 million and 0.40% of such Portfolio’s average daily net assets over $100 million.

** For purposes of calculating the fee payable to Neuberger Berman under this voluntary fee waiver arrangement, the assets managed by Neuberger Berman in the AST Neuberger Berman Mid-Cap Value Portfolio will be aggregated with the assets managed by Neuberger Berman in the AST Neuberger Berman Mid-Cap Growth Portfolio. This voluntary fee waiver arrangement may be terminated by Neuberger Berman at any time. The contractual subadvisory fee rate for Neuberger Berman for the AST Neuberger Berman Mid-Cap Value Portfolio is 0.50% of such Portfolio’s average daily net assets to $750 million; 0.45% of such Portfolio’s average daily net assets from $750 million to $1 billion; and 0.40% of such Portfolio’s average daily net assets over $1 billion

*** For purposes of calculating the fee payable to Neuberger Berman, the assets managed by Neuberger Berman in the AST Small-Cap Growth Portfolio will be aggregated with the assets managed by Neuberger Berman in the SP Small-Cap Growth Portfolio of The Prudential Series Fund and any other portfolio subadvised by Neuberger Berman on behalf of PI and/or ASISI pursuant to substantially the same investment strategy.

In addition to the specific mid-cap portfolio arrangements and the specific small-cap portfolio arrangements described above, Neuberger Berman has agreed to a voluntary subadvisory fee waiver arrangement that will apply across each of the AST Neuberger Berman Mid-Cap Growth Portfolio, the AST Neuberger Berman Mid-Cap Value Portfolio, the AST Small-Cap Growth Portfolio, and the SP Small-Cap Growth Portfolio of The Prudential Series Fund (collectively, the Neuberger Berman Portfolios). This voluntary fee waiver arrangement may be terminated by Neuberger Berman at any time. As described below, this voluntary group fee waiver will be applied to the effective subadvisory fees paid by PI and ASISI to Neuberger Berman and will be based upon the combined average daily net assets of the Neuberger Berman Portfolios. The investment management fees paid by each Neuberger Berman Portfolio will remain unchanged.

Combined Asset Levels of the	Percentage Reduction to Effective Subadvisory Fee

Neuberger Berman Portfolios

Assets up to $750 million	No Fee Reduction
Assets between $750 million and $1.5 billion	5% Reduction to Effective Subadvisory Fee
Assets between $1.5 billion and $3 billion	7.5% Fee Reduction to Effective Subadvisory Fee
Assets above $3 billion	10% Fee Reduction to Effective Subadvisory Fee

B. Effective on or about January 1, 2007, the information relating to J.P. Morgan Investment Management, Inc. (J.P. Morgan) with respect to the AST Large-Cap Value Portfolio in the table entitled “Portfolio Subadvisers & Fee Rates” appearing in the section of the SAI entitled “Management & Advisory Arrangements—Subadvisers” and any accompanying footnotes are hereby deleted and replaced with the following information.

Portfolio	Subadviser	Fee
AST Large-Cap Value Portfolio	J.P. Morgan	0.30% of combined average daily net assets up to $300 million and 0.25% of combined average daily net assets over $300 million*

* For purposes of calculating the advisory fee payable to J.P. Morgan, the assets managed by J.P. Morgan in the AST Large-Cap Value Portfolio will be aggregated with the assets managed by J.P. Morgan in: (i) the SP Large Cap Value Portfolio of The Prudential Series Fund; (ii) the Large Capitalization Value Portfolio of The Target Portfolio Trust; (iii) the Target Conservative Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Conservative Allocation Fund of Strategic Partners Asset Allocation Funds); (iv) the Target Moderate Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Moderate Allocation Fund of Strategic Partners Asset Allocation Funds); (v) the Target Growth Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Growth Allocation Fund of Strategic Partners Asset Allocation Funds); (vi) the Strategic Partners Large-Cap Value Fund of Strategic Partners Style Specific Funds; and (vii) and any other portfolio subadvised by J.P. Morgan on behalf of ASISI and/or PI pursuant to substantially the same investment strategy.

C. Effective on or about January 1, 2007, the information relating to LSV Asset Management (LSV) in the table entitled “Portfolio Subadvisers & Fee Rates” appearing in the section of the SAI entitled “Management & Advisory Arrangements—Subadvisers” and any accompanying footnotes are hereby deleted and replaced with the following information.

Portfolio	Subadviser	Fee
AST International Value Portfolio (formerly AST LSV International Value Portfolio)	LSV

0.45% of average daily net assets to $150 million;
0.425% of average daily net assets from $150 million to $300 million; 0.40% of average daily net assets from $300 million to $450 million; 0.375% of average daily net assets from $450 million to $750 million; and 0.35% of average daily net assets over $750 million*

AST Advanced Strategies Portfolio	LSV

0.45% of average daily net assets to $150 million;
0.425% of average daily net assets from $150 million to $300 million; 0.40% of average daily net assets from $300 million to $450 million; 0.375% of average daily net assets from $450 million to $750 million; and 0.35% of average daily net assets over $750 million**

* For purposes of calculating the advisory fee payable to LSV, the assets managed by LSV in the AST International Value Portfolio (formerly AST LSV International Value Portfolio) will be aggregated with the assets managed by LSV in: (i) the AST Advanced Strategies Portfolio; (ii) the SP International Value Portfolio of The Prudential Series Fund (formerly SP LSV International Value Portfolio); (iii) the Global Portfolio of The Prudential Series Fund; (iv) the International Equity Portfolio of The Target Portfolio Trust; (v) the Target Moderate Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Moderate Allocation Fund of Strategic Partners Asset Allocation Funds); (vi) the Target Growth Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Growth Allocation Fund of Strategic Partners Asset Allocation Funds); and (vii) and any other portfolio subadvised by LSV on behalf of ASISI and/or PI pursuant to substantially the same investment strategy.

** For purposes of calculating the advisory fee payable to LSV, the assets managed by LSV in the AST Advanced Strategies Portfolio will be aggregated with the assets managed by LSV in: (i) the AST International Value Portfolio (formerly AST LSV International Value Portfolio); (ii) the SP International Value Portfolio of The Prudential Series Fund (formerly SP LSV International Value Portfolio); (iii) the Global Portfolio of The Prudential Series Fund; (iv) the International Equity Portfolio of The Target Portfolio Trust; (v) the Target Moderate Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Moderate Allocation Fund of Strategic Partners Asset Allocation Funds); (vi) the Target Growth Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Growth Allocation Fund of Strategic Partners Asset Allocation Funds); and (vii) and any other portfolio subadvised by LSV on behalf of ASISI and/or PI pursuant to substantially the same investment strategy.

ASTSUP4